Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Credit Facilities
The following summary outlines the credit facilities of the Corporation and its subsidiaries.

(in millions)	Regulated Utilities	Corporate and Other	2016	2015
Total credit facilities (1)	$3,823	$2,153	$5,976	$3,565
Credit facilities utilized:
Short-term borrowings (1) (2)	(640)	(515)	(1,155)	(511)
Long-term debt (Note 14) (3)	(508)	(465)	(973)	(551)
Letters of credit outstanding	(68)	(51)	(119)	(104)
Credit facilities unused (1)	$2,607	$1,122	$3,729	$2,399

(1)
Total credit facilities and short-term borrowings as at December 31, 2016 include $195 million (US$145 million) outstanding under ITC’s commercial paper program. Outstanding commercial paper does not reduce available capacity under the Corporation’s consolidated credit facilities.

(2)	The weighted average interest rate on short-term borrowings was approximately 1.7% as at December 31, 2016 (December 31, 2015 - 1.0%).

(3)
As at December 31, 2016, credit facility borrowings classified as long-term debt included $61 million in current installments of long-term debt on the consolidated balance sheet (December 31, 2015 - $71 million). The weighted average interest rate on credit facility borrowings classified as long‑term debt was approximately 1.8% as at December 31, 2016 (December 31, 2015 - 1.5%).

Corporation’s credit ratings
As at December 31, 2016, the Corporation’s credit ratings were as follows.

Rating Agency	Credit Rating	Type of Rating	Outlook
Standard & Poor’s (“S&P”)	A-	Corporate	Stable
	BBB+	Unsecured debt	Stable
DBRS	BBB (high)	Unsecured debt	Stable
Moody’s Investor Service (“Moody’s”)	Baa3	Issuer	Stable
	Baa3	Unsecured debt	Stable